Acquisitions (Allocation of purchase price to assets and liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Jul. 14, 2014 Solid Concepts Inc. [Member]
Allocation of the purchase price to assets acquired and liabilities assumed
Cash and cash equivalents			$ 3,225
Accounts receivable, net			8,793
Inventories			2,391
Other assets			1,506
Property, plant and equipment			14,975
Other intangible assets			37,606
Goodwill	1,425,416	1,195,891	126,372
Total assets acquired			194,868
Accounts payable			3,055
Accrued expenses and other current liabilities			4,281
Total liabilities assumed			7,336
Non controlling interest			519
Net assets acquired			$ 187,013